Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.3 - Schedule 4

TPR Firm:	EdgeMAC	Date Submitted:	3/15/2021
Client Name:	Citi	Report:	Exception Report - Loan
Client Project:	CMLTI-2021 RP1	Loans in report:	16

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
3/15/2021	146894	XXX	XXX	XXX			1) Missing the following required Federal and/or State Disclosures: The file did not contain the Consumer Handbook on Adjustable Rate Mortgages. COMMENTS: Cleared with document in original file.					Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	152433	XXX	XXX	XXX								Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	152462	XXX	XXX	XXX	1) The Deed of Trust is missing the legal description to be attached per Page 2 of 12. Need complete copy of Deed of Trust inclusive of all pages signed and notarized with the Legal Description.
COMMENTS: 11/11/2019 Received full copy of Deed of Trust inclusive of Legal Description.

2) Missing evidence of current E & O Insurance for XXX. The policy that was provided expired XXX.
COMMENTS: Cleared- received copy of insurance policy valid from XXX.

3) The sales price on the contract does not match the sales price on the closing disclosure.
COMMENTS: Cleared- received contract with $XXX as final purchase price. CD matches.

4) Missing source of XXX in the amount of $XXX and $XXX and evidence of transfer to the closing agent. Source must be verified with two months of bank statements, up to and including the date the transactions occurred.//UPDATED// 01/16/20 Verified source of funds for $XXX. Missing actual payment verifying the $XXX//UPDATE// 01/23/20 cleared
COMMENTS: Case account XXX shows XXX  for XXX and CD shows credit for deposit to seller.

5) Missing third-party verification or copies of cancelled checks for verification of rent for the past 12 months. // UPDATE (11/12/19): Received verification of rent form. Missing third-party payment verification or copies of cancelled checks.
COMMENTS: 12.06.2019 VOM is from a 3rd party no canceled checks required

6) Missing 2017 and 2018 IRS processed W2s for XXX. // UPDATE (11/12/19): Received borrower's copy. Missing IRS processed 2017 and 2018 W2s for XXX.//UPDATE// 11/20/19 cleared. Following DU
COMMENTS: UPDATE (11/12/19): Received borrower's copy. Missing IRS processed 2017 and 2018 W2s for XXX. UPDATE 11/20/19 2018 transcript in file email from XXX at XXX states if DU just wants one year we follow that (See notes in file)

7) Missing 2017 and 2018 IRS processed W2s for XXXXX. // UPDATE (11/12/19): Received borrower's copy. Missing IRS processed 2017 and 2018 W2s for XXXXX.//UPDATE// 11/20/19
COMMENTS: UPDATE (11/12/19): Received borrower's copy. Missing IRS processed 2017 and 2018 W2s for XXXXX. UPDATE 11/20/19 2018 W2 transcript in file. Per XXX at XXX follow DU for one year. See note in file

8) Missing documentation to verify the amount of XXXXX temporary leave income. Debt to income ratio subject to change.//UPDATE// 01/16/20 EDD verification provided
COMMENTS: Received EDD verification

9) The 1003 is missing the following employment information: phone number and address for Vision Internet, phone number for XXXX, phone number for XXXXX.
COMMENTS: Cleared- received updated 1003

10) Missing proof that the 2018 tax liability in the amount of $3,940 has been paid.//UPDATED// 01/16/20 Verified paid from XXX XXXX
COMMENTS: Received Bank Statement

11) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXXs Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/29/19 - Received clear custody report
1) Missing appraisal invoice to confirm Appraisal Fee of $100.00 as reflected on Final Closing Disclosure dated XXX. CD reflects Appraisal as $600.00, however, Invoice in file is for $500.00.
COMMENTS: 11/14/2019 Received PC CD dated XXX with copy of reimbursement check for $100.00.	1) The loan contains errors within one or more TRID disclosures. Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX. If fees not confirmed, will Need a Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
									COMMENTS: 11/14/219 Waiving condition based on receipt and utilization of ALTA Settlement Statement as an alternative document source per advisement from XXX.			Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
3/15/2021	152621	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) Missing lenders rate lock confirmation form confirming the date the rate was locked by borrower.  Loan Estimate dated XXX, reflects loan as locked, however, missing Lender's rate lock confirmation to confirm the date the rate was locked.
COMMENTS: 12/11/2019 Received Lock Confirmation reflecting lock date of XXX

3) Missing;  Copy of cashier's check in the amount of $XXX sent to escrow.//UPDATE// 11/20/19 Cashiers check and proof of receipt from XXX in file
COMMENTS: Received cashiers chck and proof of receipt

4) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXXs Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/22/19 - Received clear custody report

5) Missing current mortgage rating within 30 days of closing. XXX account ending XXX.//UPDATE// 11/20/19 Received cred supplement for payment made XXX for XXX payment/ cleared
COMMENTS: Received credit supplement	1) Missing; 2018 1040 4506T results. The 2018 taxes were due on 10/15/2019 and the loan closed on XXX.
COMMENTS: Client provided an exception approval to waive based on compensating factors.  See condition 22060

2) Missing: 2018 1040s with all schedules and attachments. The 2018 taxes were due on 10/15/2019 and the loan closed on XXX.
COMMENTS: Client provided an exception approval to waive based on compensating factors.  See condition 22060

3) INELGIBLE:  The appraisal indicates the subject is zoned rural residential.  XXX streamline guidelines state rural properties are ineligible.Comp factors:- Fico 803- 4+ years job tenure- $XXX+ in residual income- $XXX+ in reserves
COMMENTS: XXX approved exception.

4) Missing either IRS tax transcript showing filing for 2018, Officially stamped returns by the IRS, or  Evidence that the return was electronically received. It must reflect the refund or amount owed to the IRS.  In all cases, evidence of a refund check or payment made must be supplied.//UPDATED 12/13/2019:  Rec'd copy of the IRS transcript for 2018 which shows "No Record of Return Filed".  Borrower filed and was granted extension to 10/15/2019, however, loan closed XXX.Comp factors:- Fico 803- $231k+ in reserves- $26k+ in residual income
									COMMENTS: XXX approved exception			Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG3	EG2
3/15/2021	147357	XXX	XXX	XXX	1) Loan was submitted under the bank statement program with a NSF within the last three months. The XXX bank statement program guidelines do not allow an NSF in the most recent three months. The borrower had a NSF on 10/4/2019 in XXX account ending XXXX.Compensating Factors: Borrower provided LOE indicating deposits were made but did not clear prior to debits posting. Sufficient funds were in the account but not available. Borrower credit profile reflects ability to carry payments. DTI is well below maximum and residual income is good. Transaction is also below maximum financing. Transaction Specific: FICO 784 (min FICO 680), LTV 80% (max LTV 90%), 5 years self-employed, DTI 38.74% (max DTI 50%), $XXX+ in monthly residual income, and $XXX+ in reserves.
									COMMENTS: Client provided an exception approval to waive based on compensating factors.			Primary Residence	NY	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
3/15/2021	147459	XXX	XXX	XXX								Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	152724	XXX	XXX	XXX								Investment Property	FL	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	152746	XXX	XXX	XXX	1) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXXs Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/16/2019 - received clear doc custody

2) Missing updated hazard/homeowners insurance policy with XXX listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $XXX. Current policy is insufficient due to coverage is $XXX- extended replacement cost coverage noted but no percentage listed. Debt-to-income ratio subject to recalculation.  Updated 12/12/2019: The replacement cost estimate provided does not reflect the actual improvements/dwelling. Appraisal notes the subject is a 5093 sqft 4.1 bath built in XXX; the replacement cost from the agent notes the dwelling to be 2500 sqft with 3 full baths and one 3/4 bath.
COMMENTS: Received hazard policy	1) he loan contains errors within one or more TRID disclosure. Closing Disclosure in file dated XXX is missing the Seller paid fees according to the Seller's CD in file dated XXX. Need Post Consummation CD with letter to borrower and proof of method of delivery to borrower reflecting all Seller paid fees.
									COMMENTS: 12/05/2019 Waiving condition based on utilization of Seller CD in file as an alternative document source per advisement from XXX.			Primary Residence	PA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	147553	XXX	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	147597	XXX	XXX	XXX								Investment Property	AZ	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	152865	XXX	XXX	XXX	1) Missing updated hazard/homeowners insurance policy with coverage greater than or equal to $XXX. Current policy is insufficient due to coverage is $XXX. Debt-to-income ratio subject to recalculation.\\\Update 1/22/2020 document provided is a XXX Property Policy Coverage page that shows the Estimated minimum rebuilding cost at $XXX. No change in policy premium per dec page provided.
COMMENTS: Received hazard policy

2) Missing Sales or Purchase Contract. Unable to review transaction terms: purchase price, buyer, seller, broker information, property address or possible seller concessions.
COMMENTS: Received real estate contract

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXXs Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 1/14/20 - Received clear custody report

4) Missing a verbal VOE within 10 business days prior to the Note Date for XXX from XXX.
COMMENTS: Received VOE	1) The loan contains errors within one or more TRID disclosure. Seller Paid Fees on the Closing Disclosure dated XXX do not match the Seller Paid Fees on the ALTA Settlement Statement in file. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting All Seller Paid Fees.
									COMMENTS: 01/07/2020 Waiving condition based on utilization of ALTA Settlement Statement in file as an alternative document source per advisement from XXX.			Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	147853	XXX	XXX	XXX								Investment Property	OR	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	147854	XXX	XXX	XXX								Investment Property	OR	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	147855	XXX	XXX	XXX								Investment Property	OR	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	147892	XXX	XXX	XXX	1) Missing source of XXX in the amount of $XXX and evidence of transfer to the closing agent. Source must be verified with two months of bank statements, up to and including the date the transfer occurred. Compensating Factors:Borrower has assets above and beyond those needed for qualifying. Removing XXX does not disqualify borrower. $XXX is minimal in comparison to borrower's total cash to close and reserves after closing. Transaction Specific: FICO 779 (min FICO 680), LTV 80% (max LTV 85%), 7+ years in current position, DTI 29.93% (max DTI 43%), $XXX+ in monthly residual income, and $XXX+ in reserves.
									COMMENTS: Client provided an exception approval to waive based on compensating factors.			Investment Property	TX	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
3/15/2021	147977	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 03/04/2020 Received Proof of eDisclosure of PC CD dated XXX

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXXs Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 3/4/20

3) Missing copy of Note and CD for the XXX . CD to reflect proceeds in the amount of $XXX to borrower.
COMMENTS: Received copy of note and HUD-1 from refinance of XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid fees are reflected on the Post Consummation Closing Disclosure in file dated XXX. If Seller Paid fees differ, will need a Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.
								COMMENTS: 03/04/2020 Received ALTA Settlement Statement and PC CD dated XXX reflecting matching Seller Paid Fees.				Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1